Financial assets - Nominal and fairvalue of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 TRY (₺)
Disclosure of financial assets [line items]
Financial assets, at fair value				₺ 1,427,811		₺ 529,610
5 February 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €					€ 10,000
Financial assets, at fair value						91,229
Fair Value Maturity Date		5 February 2021
13 March 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €					20,000
Financial assets, at fair value						181,105
Fair Value Maturity Date		13 March 2021
17 December 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €					20,000
Financial assets, at fair value						178,375
Fair Value Maturity Date		17 December 2021
16 February 2026 | EUR
Disclosure of financial assets [line items]
Notional amount | €			€ 1,995		€ 1,995
Financial assets, at fair value				31,347		19,718
Fair Value Maturity Date	16 February 2026	16 February 2026
8 July 2027 | EUR
Disclosure of financial assets [line items]
Notional amount | €			€ 15,189
Financial assets, at fair value				216,874
Fair Value Maturity Date	8 July 2027
2 March 2022 | TL
Disclosure of financial assets [line items]
Notional amount				24,312		24,108
Financial assets, at fair value				25,583		24,819
Fair Value Maturity Date	2 March 2022	2 March 2022
2 March 2022 | TL
Disclosure of financial assets [line items]
Notional amount				24,108		24,312
Financial assets, at fair value				25,583		24,362
Fair Value Maturity Date	2 March 2022	2 March 2022
21 February 2022 | USD
Disclosure of financial assets [line items]
Notional amount | $		$ 300
Financial assets, at fair value						1,966
Fair Value Maturity Date		21 February 2022
14 July 2023 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 21,000
Financial assets, at fair value				286,017
Fair Value Maturity Date	14 July 2023
10 August 2024 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 996	$ 996
Financial assets, at fair value				13,479		₺ 8,036
Fair Value Maturity Date	10 August 2024	10 August 2024
14 October 2025 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 19,824
Financial assets, at fair value				250,956
Fair Value Maturity Date	14 October 2025
26 January 2026 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 2,168
Financial assets, at fair value				27,595
Fair Value Maturity Date	26 January 2026
25 March 2027 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 18,470
Financial assets, at fair value				230,503
Fair Value Maturity Date	25 March 2027
22 June 2026 | USD
Disclosure of financial assets [line items]
Notional amount | $	$ 25,000
Financial assets, at fair value				₺ 319,874
Fair Value Maturity Date	22 June 2026